Interim Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Current Assets:
Cash and cash equivalents	$ 23,750	$ 38,772
Restricted cash	133
Short-term deposits	28,462	5,166
Marketable equity securities	11	42
Other receivables	524	401
Total current assets	52,880	44,381
Non-current Assets:
Operating lease right of use asset	1,916	1,104
Investment in equity securities	4,011	4,011
Fixed assets, net	408	427
Total Non-current assets	6,335	5,542
Total assets	59,215	49,923
Current Liabilities:
Trade payables	220	391
Operating lease liability	416	427
Other accounts payable	1,689	1,207
Total current liabilities	2,325	2,025
Operating Lease Liability	1,547	853
Total liabilities	3,872	2,878
Shareholders’ Equity:
Ordinary shares, no par value; Authorized 1,000,000,000 shares; Issued and outstanding: 322,508,606 and 312,760,305 shares as of June 30, 2021, and December 31, 2020 respectively
Additional paid-in-capital	127,492	111,739
Accumulated deficit	(72,293)	(64,768)
Total Foresight Autonomous Holdings Ltd. shareholders’ equity	55,199	46,971
Non-controlling interest	144	74
Total equity	55,343	47,045
Total liabilities and shareholders’ equity	$ 59,215	$ 49,923